Balance Sheets (USD $)	Dec. 31, 2011 Unaudited	Sep. 30, 2011 Audited
Current Assets
Cash and cash equivalents	$ 26,599	$ 6,367
Other receivables	10,485	9,712
Total Current Assets	37,084	16,079
Property and equipment, net	22,661	24,714
Security deposit	17,367	17,193
Other Assets	40,028	41,907
Total Assets	77,112	57,986
Current Liabilities
Other payables	33,976	33,162
Loan from related parties	893,538	803,744
Total Current Liabilities	927,514	836,906
Total Liabilities	927,514	836,906
Stockholders' Deficiency
Treasury Stock Value	3,272	3,272
Additional paid-in capital	10,099,040	10,099,040
Accumulated deficit	(10,978,948)	(10,913,514)
Accumulated other comprehensive income	26,234	32,282
Total Stockholders' Deficiency	(850,402)	(778,920)
Total Liabilities and Stockholders’ Deficiency	$ 77,112	$ 57,986